Angel Oak UltraShort Income Fund
Schedule of Investments
October 31, 2021 (Unaudited)	Principal
	Amount	Value
Asset-Backed Securities ― 38.64%
ACC Auto Trust, Series 2021-A, Class A, 1.080%, 4/15/2027 (a)	$4,699,006	$4,701,059
ACC Auto Trust, Series 2021-A, Class B, 1.790%, 4/15/2027 (a)	4,611,000	4,589,785
ACC Trust, Series 2019-1, Class B, 4.470%, 10/20/2022 (a)	231,870	233,636
ACC Trust, Series 2019-2, Class A, 2.820%, 2/20/2023 (a)	529,606	530,458
ACC Trust, Series 2019-2, Class B, 3.630%, 8/20/2023 (a)	2,000,000	2,019,550
ACC Trust, Series 2021-1, Class A, 0.740%, 11/20/2023 (a)	1,370,407	1,373,199
ACC Trust, Series 2019-1, Class C, 6.410%, 2/20/2024 (a)	3,000,000	3,067,467
ACC Trust, Series 2021-1, Class B, 1.430%, 7/22/2024 (a)	2,000,000	2,007,936
ACC Trust, Series 2019-2, Class C, 5.240%, 10/20/2024 (a)	1,000,000	1,029,373
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.100%, 2/18/2025 (a)	1,528,000	1,538,940
Affirm Asset Securitization Trust, Series 2020-A, Class B, 3.540%, 2/18/2025 (a)	1,800,000	1,818,970
Affirm Asset Securitization Trust, Series 2021-B, Class D, 2.540%, 8/15/2026 (a)	250,000	250,689
Ally Auto Receivables Trust, Series 2019-4, Class A3, 1.840%, 6/15/2024	449,937	453,503
American Credit Acceptance Receivables Trust, Series 2020-2, Class A, 1.650%, 12/13/2023 (a)	60,832	60,936
American Credit Acceptance Receivables Trust, Series 2020-1, Class B, 2.080%, 12/13/2023 (a)	188,695	189,039
American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024 (a)	3,000,000	3,022,800
American Credit Acceptance Receivables Trust, Series 2019-3, Class C, 2.760%, 9/12/2025 (a)	1,453,477	1,464,562
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.850%, 6/15/2026 (a)	350,000	355,237
American Credit Acceptance Receivables Trust, Series 2021-2, Classs C, 0.970%, 7/13/2027 (a)	1,500,000	1,501,807
American Express Credit Account Master Trust, Series 2017-5, Class A, 0.470% (1 Month LIBOR USD + 0.380%), 2/18/2025 (b)	1,980,000	1,987,514
American Express Credit Account Master Trust, Series 2017-5, Class B, 0.670% (1 Month LIBOR USD + 0.580%), 2/18/2025 (b)	2,555,000	2,567,959
American Express Credit Account Master Trust, Series 2018-3, Class A, 0.410% (1 Month LIBOR USD + 0.320%), 10/15/2025 (b)	5,400,000	5,438,869
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	1,171,610	1,197,304
Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046 (a)	2,800,000	2,788,024
Aqua Finance Trust, Series 2020-AA, Class A, 1.900%, 7/17/2046 (a)	7,056,074	7,111,259
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A, 1.190%, 1/15/2027 (a)	1,309,269	1,311,752
Avant Credit Card Master Trust, Series 2021-1A, Class A, 1.370%, 4/15/2027 (a)	3,500,000	3,472,105
Avant Credit Card Master Trust, Series 2021-1A, Class B, 1.620%, 4/15/2027 (a)	2,250,000	2,232,904
Avant Loans Funding Trust, Series 2019-B, Class B, 3.150%, 10/15/2026 (a)	576,493	579,217
Avant Loans Funding Trust, Series 2020-REV1, Class A, 2.170%, 5/15/2029 (a)	3,400,000	3,417,775
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 7/15/2030 (a)	2,000,000	2,005,274
Avis Budget Rental Car Funding LLC, Series 2016-2A, Class C, 4.830%, 11/20/2022 (a)	66,667	66,955
Barclays Dryrock Issuance Trust, Series 2019-1, Class A, 1.960%, 5/15/2025	2,251,000	2,280,621
BHG Securitization Trust, Series 20021-B, Class A, 0.900%, 10/17/2034 (a)	2,947,908	2,927,561
CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024	409,000	414,398
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.970%, 10/15/2024 (a)	1,380,233	1,384,129
Carvana Auto Receivables Trust, Series 2021-N1, Class B, 1.090%, 1/10/2028	5,000,000	5,023,235
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	5,000,000	5,022,750
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	1,500,000	1,496,896
Carvana Auto Receivables Trust, Series 2021-P2, Class N, 1.880%, 5/10/2028 (a)	1,425,862	1,429,688
Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	4,000,000	3,979,968
Carvana Auto Receivables Trust, Series 2021-N3, Class N, 2.530%, 6/12/2028 (a)	2,000,000	2,005,892
Carvana Auto Receivables Trust, Series 2021-P3, Class N, 1.990%, 9/10/2028 (a)	1,963,000	1,968,540
CFMT Issuer Trust, Series 2021-GFN1, Class A, 1.100%, 3/20/2041 (a)	2,839,351	2,876,306
Chase Auto Credit Linked Notes, Series 2020-1, Class B, 0.991%, 1/25/2028 (a)	530,004	532,678
Chase Auto Credit Linked Notes, Series 2020-1, Class C, 1.389%, 1/25/2028 (a)	1,457,510	1,468,538
Chase Auto Credit Linked Notes, Series 2020-2, Class B, 0.840%, 2/25/2028 (a)	646,780	650,642
Chase Auto Credit Linked Notes, Series 2020-2, Class C, 1.139%, 2/25/2028 (a)	646,780	649,270
Chase Auto Credit Linked Notes, Series 2021-1, Class B, 0.875%, 9/25/2028 (a)	4,282,568	4,300,919
Chase Auto Credit Linked Notes, Series 2021-1, Class C, 1.024%, 9/25/2028 (a)	1,835,386	1,841,691
Chase Auto Credit Linked Notes, Series 2021-2, Class D, 1.138%, 12/25/2028 (a)	1,519,663	1,523,885
Chase Issuance Trust, Series 2017-A2, Class A, 0.490% (1 Month LIBOR USD + 0.400%), 3/15/2024 (b)	3,600,000	3,613,795
CIG Auto Receivables Trust, Series 2020-1A, Class B, 1.550%, 1/13/2025 (a)	1,000,000	1,008,685
Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.600%, 6/15/2024 (a)	1,697,880	1,705,323
Conn's Receivables Funding LLC, Series 2020-A, Class C, 4.200%, 6/15/2025 (a)	190,945	192,466
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class A, 2.590%, 12/15/2026 (a)	834,577	840,440
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-HP1, Class B, 3.480%, 12/15/2026 (a)	5,329,000	5,440,733
Consumer Loan Underlying Bond CLUB Certificate Trust, Series 2019-33, Class PT, 11.879%, 10/17/2044 (a)(c)	3,035,104	3,037,868
Consumer Loan Underlying Bond Credit Trust, Series 2018-P1, Class C, 5.210%, 7/15/2025 (a)	134,548	135,178
Consumer Loan Underlying Bond Credit Trust, Series 2018-P2, Class C, 5.210%, 10/15/2025 (a)	828,593	835,496
Consumer Loan Underlying Bond Credit Trust, Series 2018-P3, Class C, 5.540%, 1/15/2026 (a)	2,444,512	2,470,896
Consumer Loan Underlying Bond Credit Trust, Series 2019-P1, Class B, 3.280%, 7/15/2026 (a)	1,100,603	1,106,619
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class B, 2.830%, 10/15/2026 (a)	898,575	904,082
Consumer Loan Underlying Bond Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)	1,200,000	1,225,498
Consumer Loan Underlying Bond Credit Trust, Series 2020-P1, Class A, 2.260%, 3/15/2028 (a)	109,851	110,244
Consumer Underlying Bond Securitization, Series 2018-1, Class A, 4.790%, 2/17/2026 (a)	1,295,512	1,308,891
Continental Finance Credit Card ABS Master Trust, Series 2020-1A, Class A, 2.240%, 12/15/2028 (a)	500,000	502,683
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.350%, 1/15/2024 (a)	293,653	294,984
CPS Auto Receivables Trust, Series 2018-B, Class D, 4.260%, 3/15/2024 (a)	1,066,188	1,085,162
CPS Auto Receivables Trust, Series 2018-B, Class E, 5.610%, 12/16/2024 (a)	200,000	208,771
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.170%, 6/16/2025 (a)	200,000	203,888
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)	900,000	936,146
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/15/2026 (a)	2,100,000	2,123,008
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.830%, 9/15/2026 (a)	1,000,000	999,783
CPS Auto Receivables Trust, Series 2021-B, Class C, 1.230%, 3/15/2027 (a)	1,500,000	1,495,383
CPS Auto Receivables Trust, Series 2020-C, Class E, 4.220%, 5/15/2027 (a)	500,000	520,728
CPS Auto Receivables Trust, Series 2021-D, Class D, 2.310%, 12/15/2027 (a)(d)	2,000,000	2,007,438
CPS Auto Trust, Series 2018-C, Class D, 4.400%, 6/17/2024 (a)	92,115	93,832
CPS Auto Trust, Series 2021-A, Class B, 0.610%, 2/18/2025 (a)	4,000,000	4,007,540
CPS Auto Trust, Series 2021-C, Class C, 1.210%, 6/15/2027 (a)	5,000,000	4,936,900
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.930%, 9/15/2029 (a)	400,000	407,311
Discover Card Execution Note Trust, Series 2017-A1, Class A1, 0.580% (1 Month LIBOR USD + 0.490%), 7/15/2024 (b)	1,480,000	1,483,370
Donlen Fleet Lease Funding LLC, Series 2021-2, Class B, 0.980%, 12/11/2034 (a)	1,500,000	1,494,046
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.300%, 9/16/2024	823,394	839,854
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.900%, 8/15/2025	7,966,102	8,100,410
DT Auto Owner Trust, Series 2020-1A, Class A, 1.940%, 9/15/2023 (a)	17,388	17,420
DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024 (a)	2,960,000	2,984,444
DT Auto Owner Trust, Series 2021-1A, Class B, 0.620%, 9/15/2025 (a)	1,200,000	1,199,975
DT Auto Owner Trust, Series 2020-1A, Class D, 2.550%, 11/15/2025 (a)	1,000,000	1,025,331
DT Auto Owner Trust, Series 2021-3A, Class C, 0.870%, 5/17/2027 (a)	2,077,000	2,066,262
DT Auto Owner Trust, Series 2021-3A, Class E, 2.650%, 9/15/2028 (a)	500,000	487,518
ENVA LLC, Series 2018-A, Class B, 7.370%, 5/20/2026 (a)	90,878	91,339
ENVA LLC, Series 2019-A, Class B, 6.170%, 6/20/2026 (a)	613,153	618,193
ENVA LLC, Series 2019-A, Class C, 7.620%, 6/20/2026 (a)	2,000,000	2,055,556
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.620%, 9/16/2024 (a)	1,900,000	1,924,590
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.680%, 7/17/2023 (a)	4,125,478	4,184,711
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024 (a)	963,378	966,879
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.080%, 7/15/2024 (a)	3,081,634	3,097,720
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.730%, 12/15/2025 (a)	9,500,000	9,777,011
Fair Square Issuance Trust, Series 2020-AA, Class A, 2.900%, 9/20/2024 (a)	1,500,000	1,508,699
FHF Trust, Series 2021-2A, Class A, 0.830%, 12/15/2026 (a)	2,931,967	2,924,326
FHF Trust, Series 2021-1A, Class A, 1.270%, 3/15/2027 (a)	4,089,211	4,107,633
First Investors Auto Owner Trust, Series 2017-2A, Class D, 3.560%, 9/15/2023 (a)	456,210	461,656
First Investors Auto Owner Trust, Series 2017-2A, Class E, 5.480%, 10/15/2024 (a)	2,000,000	2,030,236
First Investors Auto Owner Trust, Series 2020-1A, Class D, 3.150%, 4/15/2026 (a)	1,000,000	1,028,701
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.690%, 7/15/2026 (a)	500,000	521,226
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)	450,000	468,647
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.890%, 3/15/2027 (a)	1,450,000	1,455,337
First Investors Auto Owner Trust, Series 2021-2A, Class C, 1.470%, 11/15/2027 (a)	1,910,000	1,897,226
Flagship Credit Auto Trust, Series 2017-3, Class D, 3.730%, 9/15/2023 (a)	5,700,000	5,807,593
Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024 (a)	2,098	2,103
Flagship Credit Auto Trust, Series 2017-4, Class E, 5.020%, 2/18/2025 (a)	3,750,000	3,864,514
Flagship Credit Auto Trust, Series 2020-2, Class B, 2.610%, 4/15/2026 (a)	4,000,000	4,055,256
Flagship Credit Auto Trust, Series 2020-3, Class D, 2.500%, 9/15/2026 (a)	585,000	599,341
Flagship Credit Auto Trust, Series 2021-3, Class C, 1.460%, 9/15/2027 (a)	5,000,000	4,926,070
Foundation Finance Trust, Series 2021-1A, Class A, 3.540%, 7/15/2040 (a)	1,759,349	1,826,929
Foundation Finance Trust, Series 2021-1A, Class A, 1.270%, 5/15/2041 (a)	1,633,493	1,620,224
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	600,000	620,346
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class B, 2.780%, 1/15/2025 (a)	1,000,000	1,011,873
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class B, 2.270%, 2/15/2025 (a)	2,000,000	2,029,494
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class C, 2.410%, 8/15/2025 (a)	1,750,000	1,780,709
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.870%, 1/15/2026 (a)	10,160,000	10,105,918
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)	5,540,000	5,718,554
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class C, 1.020%, 9/15/2026 (a)	4,300,000	4,239,976
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)	2,600,000	2,716,295
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.620%, 6/15/2027 (a)	1,400,000	1,451,843
Foursight Capital Automobile Receivables Trust, Series 2021-2, Class B, 1.310%, 7/15/2027 (a)	3,000,000	2,983,059
FREED ABS Trust, Series 2018-2, Class C, 5.880%, 10/20/2025 (a)	2,890,030	2,905,113
FREED ABS Trust, Series 2019-2, Class B, 3.190%, 11/18/2026 (a)	5,950,995	5,989,307
FREED ABS Trust, Series 2020-FP1, Class A, 2.520%, 3/18/2027 (a)	275,492	276,516
FREED ABS Trust, Series 2020-FP1, Class B, 3.060%, 3/18/2027 (a)	1,256,000	1,268,488
FREED ABS Trust, Series 2020-2CP, Class B, 5.500%, 6/18/2027 (a)	1,006,383	1,025,039
FREED ABS Trust, Series 2020-3FP, Class B, 4.180%, 9/18/2027 (a)	261,694	264,217
FREED ABS Trust, Series 2021-2, Class A, 0.680%, 6/19/2028 (a)	1,716,397	1,721,315
FREED ABS Trust, Series 2021-2, Class B, 1.030%, 6/19/2028 (a)	500,000	501,676
FREED ABS Trust, Series 2021-3FP, Class C, 1.600%, 11/20/2028 (a)	4,750,000	4,735,551
Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650%, 9/22/2025 (a)	2,000,000	2,010,962
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.200%, 12/20/2026 (a)	2,000,000	1,994,728
GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024 (a)	1,000,000	1,007,431
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class A, 1.580%, 8/15/2024 (a)	709,927	713,775
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/15/2024 (a)	1,200,000	1,218,073
GLS Auto Receivables Issuer Trust, Series 2019-1A, Class C, 3.870%, 12/16/2024 (a)	2,000,000	2,049,658
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	1,750,000	1,816,031
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)	450,000	463,690
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023 (a)	134,250	134,688
GLS Auto Receivables Trust, Series 2018-3A, Class C, 4.180%, 7/15/2024 (a)	1,500,000	1,529,301
GLS Auto Receivables Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025 (a)	2,250,000	2,245,921
Golden Credit Card Trust, Series 2017-4, Class A, 0.610% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(b)	6,375,000	6,406,901
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.150%, 6/26/2051 (a)	4,388,472	4,354,146
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210%, 12/25/2025 (a)	5,000,000	4,977,745
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 6/15/2026 (a)	5,000,000	5,010,340
LendingClub Receivables Trust, Series 2020-6A, Class A, 2.750%, 11/15/2047 (a)	2,514,614	2,536,818
Lendingpoint Asset Securitization Trust, Series 2021-A, Class A, 1.000%, 12/15/2028 (a)	8,141,156	8,141,758
Lendingpoint Asset Securitization Trust, Series 2021-A, Class B, 1.460%, 12/15/2028 (a)	3,750,000	3,719,790
Lendingpoint Asset Securitization Trust, Series 2021-B, Class A, 1.110%, 2/15/2029 (a)	2,500,000	2,504,133
LendingPoint Asset Securitization Trust, Series 2020-REV1, Class A, 2.731%, 10/15/2028 (a)	2,000,000	2,036,432
LL ABS Trust, Series 2020-1A, Class A, 2.330%, 1/17/2028 (a)	281,388	283,736
LL ABS Trust, Series 2021-1A, Class A, 1.070%, 5/15/2029 (a)	5,090,262	5,079,216
LL ABS Trust, Series 2021-1A, Class B, 2.170%, 5/15/2029 (a)	1,000,000	990,633
Marlette Funding Trust, Series 2018-1A, Class D, 4.850%, 3/15/2028 (a)	308,753	310,205
Marlette Funding Trust, Series 2018-3A, Class C, 4.630%, 9/15/2028 (a)	477,826	478,645
Marlette Funding Trust, Series 2019-1A, Class B, 3.940%, 4/16/2029 (a)	515,909	518,293
Marlette Funding Trust, Series 2019-2A, Class B, 3.530%, 7/16/2029 (a)	847,101	851,659
Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/15/2029 (a)	193,484	194,498
Marlette Funding Trust, Series 2019-4A, Class B, 2.950%, 12/15/2029 (a)	1,861,000	1,885,026
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	11,000,000	11,343,530
Marlette Funding Trust, Series 2020-1A, Class C, 2.800%, 3/15/2030 (a)	2,000,000	2,031,932
Marlette Funding Trust, Series 2020-1A, Class D, 3.540%, 3/15/2030 (a)	10,750,000	11,073,425
Marlette Funding Trust, Series 2020-2A, Class C, 2.830%, 9/16/2030 (a)	1,500,000	1,527,423
Marlette Funding Trust, Series 2021-1A, Class A, 0.600%, 6/16/2031 (a)	1,177,017	1,177,762
Marlette Funding Trust, Series 2021-1A, Class C, 1.410%, 6/16/2031 (a)	1,100,000	1,094,800
Marlette Funding Trust, Series 2021-1A, Class D, 2.470%, 6/16/2031 (a)	1,000,000	999,526
Marlette Funding Trust, Series 2021-2A, Class B, 1.060%, 9/15/2031 (a)	3,250,000	3,239,346
Marlette Funding Trust, Series 2021-3A, Class B, 1.300%, 12/15/2031 (a)	3,000,000	2,978,181
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)	11,965,000	12,003,360
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)	2,000,000	1,993,168
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(e)	10,704	10,709
Octane Receivables Trust, Series 2020-1A, Class A, 1.710%, 2/20/2025 (a)	2,924,298	2,951,768
Octane Receivables Trust, Series 2021-1A, Class A, 0.930%, 3/22/2027 (a)	1,959,961	1,958,534
Octane Receivables Trust, Series 2021-2A, Class A, 1.210%, 9/20/2028 (a)(d)	1,250,000	1,250,954
Oportun Issuance Trust, Series 2021-C, Class A, 2.180%, 10/8/2031 (a)	2,000,000	2,005,248
Pagaya AI Debt Selection Trust, Series 2020-3, Class A, 2.100%, 5/17/2027 (a)	1,777,340	1,789,246
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	2,577,682	2,586,433
Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130%, 11/15/2027 (a)	2,998,764	3,022,091
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	2,932,101	2,937,279
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class B, 1.820%, 1/16/2029 (a)	3,126,668	3,131,124
Pagaya AI Debt Selection Trust, Series 2021-3, Class A, 1.150%, 5/15/2029 (a)	1,500,000	1,501,133
PMIT, Series 2019-3A, Class C, 4.940%, 9/15/2025 (a)	957,657	965,013
Purchasing Power Funding LLC, Series 2021-A, Class A, 1.570%, 10/15/2025 (a)	2,500,000	2,500,330
Skopos Auto Receivables Trust, Series 2018-1A, Class C, 4.770%, 4/17/2023 (a)	601,810	605,948
Sofi Consumer Loan Program LLC, Series 22017-5, Class B, 3.690%, 9/25/2026 (a)	1,194,721	1,203,101
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037 (a)	16,211,841	16,379,260
Tesla Auto Lease Trust, Series 2020-A, Class D, 2.330%, 2/20/2024 (a)	4,000,000	4,085,176
Tesla Auto Lease Trust, Series 2020-A, Class E, 4.640%, 8/20/2024 (a)	700,000	729,327
Tesla Auto Lease Trust, Series 2021-A, Class B, 1.020%, 3/20/2025 (a)	3,000,000	3,009,189
Theorem Funding Trust, Series 2020-1A, Class B, 3.950%, 10/15/2026 (a)	1,250,000	1,277,069
Theorem Funding Trust, Series 2021-1A, Class A, 1.210%, 12/15/2027 (a)	4,586,111	4,609,257
Theorem Funding Trust, Series 2021-1A, Class B, 1.840%, 12/15/2027 (a)	2,000,000	1,993,668
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	2,000,000	2,017,334
Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740%, 4/15/2024 (a)	2,968,443	2,971,344
Tricolor Auto Securitization Trust, Series 2021-1A, Class C, 1.330%, 9/16/2024 (a)	7,000,000	6,993,105
UMPT, Series 2019-ST1, Class A, 4.000%, 7/15/2025 (a)	198,832	200,990
UMPT, Series 2019-ST3, Class A, 3.750%, 11/15/2025 (a)	2,280,209	2,311,199
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	46,527	47,117
UMPT, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)	133,647	135,322
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.290%, 11/16/2026 (a)	1,450,000	1,451,219
United Auto Credit Securitization Trust, Series 2019-1, Class F, 6.050%, 1/12/2026 (a)	3,110,000	3,156,756
Upstart Pass-Through Trust, Series 2020-ST6, Class A, 3.000%, 1/20/2027 (a)	1,433,160	1,457,967
Upstart Pass-Through Trust, Series 2021-ST1, Class A, 2.750%, 2/20/2027 (a)	2,730,897	2,771,364
Upstart Pass-Through Trust, Series 2021-ST2, Class A, 2.500%, 4/20/2027 (a)	7,174,088	7,253,419
Upstart Pass-Through Trust, Series 2021-ST3, Class A, 2.000%, 5/20/2027 (a)	7,359,183	7,392,682
Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.000%, 7/20/2027 (a)	4,555,037	4,626,515
Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.000%, 7/20/2027 (a)	6,214,736	6,232,759
Upstart Pass-Through Trust, Series 2021-ST6, Class A, 1.850%, 8/20/2027 (a)	8,933,480	8,916,373
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	5,575,721	5,695,058
Upstart Pass-Through Trust, Series 2020-ST3, Class A, 3.350%, 4/20/2028 (a)	6,051,571	6,149,117
Upstart Pass-Through Trust, Series 2021-ST7, Class A, 1.850%, 9/20/2029 (a)	2,879,092	2,877,526
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	4,911,042	4,902,777
Upstart Pass-Through Trust, Series 2021-1, Class A, 0.870%, 3/20/2031 (a)	2,921,593	2,928,899
Upstart Pass-Through Trust, Series 2021-1, Class C, 4.060%, 3/20/2031 (a)	500,000	511,504
Upstart Securitization Trust, Series 2018-1, Class D, 6.147%, 8/20/2025 (a)	470,134	475,780
Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/21/2030 (a)	184,392	185,143
Upstart Securitization Trust, Series 2019-3, Class B, 3.829%, 1/21/2030 (a)	20,602,000	20,889,934
Upstart Securitization Trust, Series 2019-3, Class C, 5.381%, 1/21/2030 (a)	1,900,000	1,971,921
Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/2030 (a)	322,963	325,766
Upstart Securitization Trust, Series 2020-2, Class A, 2.309%, 11/20/2030 (a)	565,336	569,888
Upstart Securitization Trust, Series 2020-3, Class B, 3.014%, 11/20/2030 (a)	5,148,000	5,262,383
Upstart Securitization Trust, Series 2021-2, Class A, 0.910%, 6/20/2031 (a)	3,937,350	3,947,891
Upstart Securitization Trust, Series 2021-2, Class C, 3.610%, 6/20/2031 (a)	250,000	250,340
Upstart Securitization Trust, Series 2021-3, Class A, 0.830%, 7/20/2031 (a)	2,274,358	2,278,063
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)	500,000	496,872
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)	8,000,000	7,993,688
US Auto Funding, Series 2021-1A, Class A, 0.790%, 7/15/2024 (a)	3,591,709	3,594,582
US Auto Funding, Series 2021-1A, Class B, 1.490%, 3/17/2025 (a)	1,676,000	1,674,629
USASF Receivables LLC, Series 2020-1A, Class A, 2.470%, 8/15/2023 (a)	1,256,597	1,261,297
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	1,300,000	1,364,028
Verizon Master Trust, Series 2021-2, Class B, 1.280%, 4/20/2028 (d)	4,800,000	4,799,501
Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.670%, 9/15/2023 (a)	280,381	281,512
Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.190%, 6/15/2025 (a)	300,000	302,773
Veros Automobile Receivables Trust, Series 2021-1, Class A, 0.920%, 10/15/2026 (a)	1,322,739	1,327,240
Westgate Resorts LLC, Series 2020-1A, Class A, 2.713%, 3/20/2034 (a)	5,305,977	5,402,106
Westlake Automobile Receivables Trust, Series 2020-1A, Class A2, 1.440%, 9/15/2023 (a)	980,172	983,352
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.000%, 10/16/2023 (a)	736,822	747,011
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.000%, 1/16/2024 (a)	1,617,513	1,628,023
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.450%, 3/15/2024 (a)	352,453	354,465
World Financial Network Credit Card Master Trust, Series 2019-B, Class M, 3.040%, 4/15/2026	3,365,000	3,427,088
TOTAL ASSET-BACKED SECURITIES - (Cost ― $609,910,580)		$611,013,034

Collateralized Loan Obligations ― 12.75%
Apres Static CLO Ltd., Series 2019-1A, Class X, 0.874% (3 Month LIBOR USD + 0.750%), 10/16/2028 (a)(b)	237,063	236,984
Ares CLO Ltd., Series 2020-58A, Class X, 0.924% (3 Month LIBOR USD + 0.800%), 1/25/2033 (a)(b)	3,000,000	2,999,997
Assurant CLO Ltd., Series 2017-1A, Class A, 1.382% (3 Month LIBOR USD + 1.250%), 10/22/2029 (a)(b)	5,450,000	5,450,000
Atrium XII, Series 12A, Class AR, 0.958% (3 Month LIBOR USD + 0.830%), 4/22/2027 (a)(b)	4,481,261	4,485,711
Barings CLO Ltd., Series 2020-4A, Class X, 0.882% (3 Month LIBOR USD + 0.750%), 1/20/2032 (a)(b)	3,500,000	3,499,996
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 1.399% (3 Month LIBOR USD + 1.250%), 7/20/2033 (a)(b)	4,000,000	3,999,960
Black Diamond CLO Ltd., Series 2017-1A, Class A1AR, 1.174% (3 Month LIBOR USD + 1.050%), 4/24/2029 (a)(b)	5,000,000	4,999,995
BNPP IP CLO Ltd., Series 2014-2A, Class CR, 2.529% (3 Month LIBOR USD + 2.400%), 10/30/2025 (a)(b)	2,113,032	2,114,000
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 1.124% (3 Month LIBOR USD + 1.000%), 4/25/2034 (a)(b)	3,789,474	3,789,470
Cedar Funding CLO Ltd., Series 2014-4A, Class X, 1.024% (3 Month LIBOR USD + 0.900%), 7/24/2034 (a)(b)	2,261,904	2,261,902
Cerberus Loan Funding XXV LP, Series 2018-4RA, Class A1TR, 1.654% (3 Month LIBOR USD + 1.530%), 10/15/2030 (a)(b)	3,000,000	2,993,454
CIFC Funding Ltd., Series 2015-3A, Class AR, 0.994% (3 Month LIBOR USD + 0.870%), 4/19/2029 (a)(b)	4,953,746	4,958,452
Elevation CLO Ltd., Series 2021-13A, Class X, 1.150% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(b)	3,000,000	2,999,970
Elevation CLO Ltd., Series 2021-14A, Class X, 0.950% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(b)	3,750,000	3,750,000
Gallatin CLO Ltd., Series 2018-1A, Class A, 1.180% (3 Month LIBOR USD + 1.050%), 1/21/2028 (a)(b)	1,715,349	1,716,637
Golub Capital Partners CLO Ltd., Series 2015-25A, Class AR, 1.501% (3 Month LIBOR USD + 1.380%), 5/5/2030 (a)(b)	5,000,000	4,981,015
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 1.074% (3 Month LIBOR USD + 0.950%), 4/15/2033 (a)(b)	3,320,000	3,319,997
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 1.828% (3 Month LIBOR USD + 1.700%), 10/22/2025 (a)(b)	1,872,290	1,872,612
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, 1.204% (3 Month LIBOR USD + 1.080%), 7/26/2027 (a)(b)	188,207	188,479
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class CR, 2.274% (3 Month LIBOR USD + 2.150%), 7/26/2027 (a)(b)	5,884,000	5,904,335
Hayfin Kingsland XI Ltd., Series 2019-2A, Class XR, 0.000% (3 Month LIBOR USD + 0.950%), 10/20/2034 (a)(b)(d)	3,600,000	3,600,000
ICG US CLO Ltd., Series 2015-1X, Class A1R, 1.264% (3 Month LIBOR USD + 1.140%), 10/19/2028 (b)(f)	2,370,082	2,373,384
Jamestown CLO IX Ltd., Series 2016-9A, Class XRR, 1.024% (3 Month LIBOR USD + 0.900%), 7/25/2034 (a)(b)	4,000,000	3,999,996
Lake Shore MM CLO IV Ltd., Series 2021-1A, Class X, 1.180% (3 Month LIBOR USD + 1.180%), 10/17/2033 (a)(b)	4,750,000	4,750,000
LCM LP, Series 20A, Class AR, 1.172% (3 Month LIBOR USD + 1.040%), 10/20/2027 (a)(b)	1,110,415	1,110,843
Marble Point CLO Ltd., Series 2020-3A, Class X, 0.974% (3 Month LIBOR USD + 0.850%), 1/19/2034 (a)(b)	1,833,333	1,833,331
Medalist Partners Corporate Finance CLO Ltd., Series 2020-1A, Class X, 1.022% (3 Month LIBOR USD + 0.900%), 4/18/2033 (a)(b)	1,500,000	1,500,000
MidOcean Credit CLO, Series 2015-4A, Class CR, 1.774% (3 Month LIBOR USD + 1.650%), 4/15/2027 (a)(b)	1,400,000	1,400,372
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, 1.428% (3 Month LIBOR USD + 1.300%), 4/23/2029 (a)(b)	5,000,000	5,004,890
Monroe Capital MML CLO Ltd., Series 2018-1A, Class A, 1.574% (3 Month LIBOR USD + 1.450%), 4/15/2030 (a)(b)	2,500,000	2,493,337
Monroe Capital MML Clo XII Ltd. 1.000% (3 Month LIBOR USD + 1.000%), 9/14/2033 (a)(b)	5,000,000	5,000,100
Mountain View CLO Ltd., Series 2016-1A, Class XR, 0.927% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(b)	2,736,842	2,736,842
Mountain View CLO XIV Ltd., Series 2019-1A, Class XR, 0.750% (3 Month LIBOR USD + 0.750%), 10/16/2034 (a)(b)	4,350,000	4,349,996
Neuberger Berman CLO Ltd., Series 2017-26A, Class AR, 0.000% (3 Month LIBOR USD + 0.920%), 10/18/2030 (a)(b)(d)	9,000,000	9,000,000
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 1.074% (3 Month LIBOR USD + 0.950%), 7/15/2034 (a)(b)	4,750,000	4,749,995
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class BR, 2.724% (3 Month LIBOR USD + 2.600%), 10/25/2028 (a)(b)	3,000,000	2,982,798
Northwoods Capital Ltd., Series 2019-20A, Class X, 0.924% (3 Month LIBOR USD + 0.800%), 1/26/2032 (a)(b)	857,202	857,463
OCP CLO Ltd., Series 2015-9A, Class A1R, 0.924% (3 Month LIBOR USD + 0.800%), 7/15/2027 (a)(b)	35,355	35,365
OCP CLO Ltd., Series 2015-10A, Class A1R, 0.945% (3 Month LIBOR USD + 0.820%), 10/26/2027 (a)(b)	613,761	613,761
OCP CLO Ltd., Series 2020-8RA, Class X, 0.872% (3 Month LIBOR USD + 0.750%), 1/20/2032 (a)(b)	3,375,000	3,374,997
OZLM Ltd., Series 2015-12A, Class A2R, 1.729% (3 Month LIBOR USD + 1.600%), 4/30/2027 (a)(b)	1,650,000	1,652,295
OZLM Ltd., Series 2015-14A, Class X, 1.124% (3 Month LIBOR USD + 1.000%), 7/17/2034 (a)(b)	933,333	933,332
Palmer Square CLO Ltd., Series 2018-3A, Class A1, 0.975% (3 Month LIBOR USD + 0.850%), 8/17/2026 (a)(b)	61,172	61,209
Rockford Tower CLO Ltd., Series 2021-2A, Class X, 0.863% (3 Month LIBOR USD + 0.750%), 7/20/2034 (a)(b)	3,500,000	3,500,109
Saranac CLO Ltd., Series 2014-2A, Class A1AR, 1.361% (3 Month LIBOR USD + 1.230%), 11/20/2029 (a)(b)	6,887,648	6,880,925
Sculptor CLO Ltd., Series 25A, Class X, 0.876% (3 Month LIBOR USD + 0.750%), 1/15/2031 (a)(b)	3,000,000	2,999,997
Silver Creek CLO Ltd., Series 2014-1A, Class AR, 1.372% (3 Month LIBOR USD + 1.240%), 7/22/2030 (a)(b)	2,956,167	2,958,709
Sound Point CLO Ltd., Series 2013-2RA, Class A1, 1.074% (3 Month LIBOR USD + 0.950%), 4/16/2029 (a)(b)	3,800,000	3,806,570
Symphony CLO Ltd., Series 2014-14A, Class AR, 1.077% (3 Month LIBOR USD + 0.950%), 7/14/2026 (a)(b)	1,526,498	1,527,962
Symphony CLO Ltd., Series 2020-23A, Class X, 1.024% (3 Month LIBOR USD + 0.900%), 1/17/2034 (a)(b)	375,000	374,657
Symphony CLO Ltd., Series 2021-25A, Class X, 0.824% (3 Month LIBOR USD + 0.700%), 4/19/2034 (a)(b)	1,125,000	1,124,999
TCI-Flatiron CLO Ltd., Series 2016-1A, Class X, 0.872% (3 Month LIBOR USD + 0.750%), 1/17/2032 (a)(b)	625,000	624,999
TCP Waterman CLO Ltd., Series 2016-1A, Class A1ST, 2.166% (3 Month LIBOR USD + 2.050%), 12/15/2028 (a)(b)	663,174	663,169
TCP Waterman CLO Ltd., Series 2016-1A, Class A1J, 2.416% (3 Month LIBOR USD + 2.300%), 12/15/2028 (a)(b)	4,000,000	4,008,312
TCW CLO AMR Ltd., Series 2019-1A, Class XR, 1.000% (3 Month LIBOR USD + 1.000%), 8/16/2034 (a)(b)	4,000,000	3,999,996
TCW CLO Ltd., Series 2020-1A, Class XRR, 0.850% (3 Month LIBOR USD + 0.850%), 4/20/2034 (a)(b)	3,714,286	3,713,647
TCW CLO Ltd., Series 2021-2A, Class X, 1.125% (3 Month LIBOR USD + 1.000%), 7/25/2034 (a)(b)	4,000,000	3,999,968
THL Credit Lake Shore MM CLO Ltd., Series 2019-1A, Class X, 1.124% (3 Month LIBOR USD + 1.000%), 4/15/2033 (a)(b)	3,333,333	3,333,330
Trinitas CLO Ltd., Series 2017-6A, Class X, 0.924% (3 Month LIBOR USD + 0.800%), 1/25/2034 (a)(b)	3,750,000	3,750,000
Venture CLO Ltd., Series 2016-23A, Class XR2, 1.174% (3 Month LIBOR USD + 1.050%), 7/19/2034 (a)(b)	3,450,000	3,449,997
Voya CLO Ltd., Series 2015-2A, Class AR, 1.094% (3 Month LIBOR USD + 0.970%), 7/23/2027 (a)(b)	2,543,484	2,543,853
Wellfleet CLO Ltd., Series 2019-XA, Class X, 1.132% (3 Month LIBOR USD + 1.000%), 7/20/2032 (a)(b)	3,750,000	3,749,996
WhiteHorse CLO Ltd., Series 2014-1A, Class CR, 2.076% (3 Month LIBOR USD + 1.950%), 5/1/2026 (a)(b)	4,950,000	4,950,238
WhiteHorse CLO Ltd., Series 2014-9A, Class C, 2.822% (3 Month LIBOR USD + 2.700%), 7/17/2026 (a)(b)	3,000,000	2,999,979
Wind River CLO Ltd., Series 2015-2A, Class BR, 1.374% (3 Month LIBOR USD + 1.250%), 10/15/2027 (a)(b)	500,000	500,981
York CLO Ltd., Series 2016-2A, Class XR, 0.882% (3 Month LIBOR USD + 0.750%), 4/20/2032 (a)(b)	1,000,000	1,000,000
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class CR, 1.972% (3 Month LIBOR USD + 1.850%), 7/16/2027 (a)(b)	4,250,000	4,249,987
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $201,610,512)		$201,649,652

Commercial Mortgage-Backed Securities ― 2.05%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, 1.290% (1 Month LIBOR USD + 1.200%), 6/17/2036 (a)(b)	2,000,000	2,002,110
BBCMS Trust, Series 2018-RR1, Class D, 2.140% (1 Month LIBOR USD + 2.050%), 2/15/2033 (a)(b)	704,890	709,197
BDS, Series 2021-FL8, Class B, 1.430% (1 Month LIBOR USD + 1.350%), 1/18/2036 (a)(b)(g)	2,000,000	2,005,788
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.040% (1 Month LIBOR USD + 0.950%), 9/15/2036 (a)(b)	2,000,000	1,990,684
BXP Trust, Series 2017-CQHP, Class A, 0.940% (1 Month LIBOR USD + 0.850%), 11/15/2034 (a)(b)	1,000,000	992,521
BXP Trust, Series 2017-CQHP, Class C, 1.340% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(b)	3,000,000	2,871,117
Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.340% (1 Month LIBOR USD + 1.250%), 1/17/2034 (a)(b)	204,384	205,174
CSMC Trust, Series 2017-PFHP, Class A, 1.040% (1 Month LIBOR USD + 0.950%), 12/16/2030 (a)(b)	330,000	333,424
Extended Stay America Trust, Series 2021-ESH, Class B, 1.471% (1 Month LIBOR USD + 1.380%), 7/15/2038 (a)(b)	1,392,754	1,396,674
GS Mortgage-Backed Securities Corp. Trust, Series 2018-TWR, Class B, 1.290% (1 Month LIBOR USD + 1.200%), 7/15/2031 (a)(b)	775,000	769,153
GS Mortgage-Backed Securities Trust, Series 2018-HART, Class B, 1.400% (1 Month LIBOR USD + 1.300%), 10/15/2031 (a)(b)	683,000	679,573
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 1.041% (1 Month LIBOR USD + 0.950%), 1/18/2033 (a)(b)	2,815,000	2,816,742
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 1.540% (1 Month LIBOR USD + 1.450%), 4/15/2031 (a)(b)	1,253,000	1,237,378
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class A, 1.050% (1 Month LIBOR USD + 0.960%), 7/15/2036 (a)(b)	765,000	764,998
LoanCore Issuer Ltd., Series 2021-CRE5, Class A, 1.390% (1 Month LIBOR USD + 1.300%), 7/15/2036 (a)(b)(g)	1,000,000	1,001,190
Motel Trust, Series 2021-MTL6, Class B, 1.290% (1 Month LIBOR USD + 1.200%), 9/9/2038 (a)(b)	1,800,000	1,808,881
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.590% (1 Month LIBOR USD + 1.500%), 7/15/2036 (a)(b)	1,000,000	1,001,185
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class B, 1.689% (1 Month LIBOR USD + 1.600%), 7/25/2036 (a)(b)(g)	1,950,000	1,956,230
Velocity Commercial Capital Loan Trust, Series 2021-2, Class A, 1.520%, 8/25/2051 (a)(c)	4,930,518	4,914,055
Velocity Commercial Capital Loan Trust, Series 2021-3, Class A, 1.960%, 10/25/2051 (a)(c)	3,000,000	3,004,731
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $32,553,228)		$32,460,805

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 6.03%
Federal Home Loan Mortgage Corp., Series K-F06, Class A, 0.410% (1 Month LIBOR USD + 0.330%), 11/25/2021 (b)	3,536,238	3,540,793
Federal Home Loan Mortgage Corp., Series K-F15, Class A, 0.750% (1 Month LIBOR USD + 0.670%), 2/25/2023 (b)	494,751	497,332
Federal Home Loan Mortgage Corp., Series K-F29, Class A, 0.440% (1 Month LIBOR USD + 0.360%), 2/25/2024 (b)	2,365,430	2,375,043
Federal Home Loan Mortgage Corp., Series K-F35, Class A, 0.430% (1 Month LIBOR USD + 0.350%), 8/25/2024 (b)	504,313	505,801
Federal Home Loan Mortgage Corp., Series K-F34, Class A, 0.440% (1 Month LIBOR USD + 0.360%), 8/25/2024 (b)	66,355	66,540
Federal Home Loan Mortgage Corp., Series K-F51, Class A, 0.480% (1 Month LIBOR USD + 0.400%), 8/25/2025 (b)	9,358,177	9,383,051
Federal Home Loan Mortgage Corp., Series K-F53, Class A, 0.470% (1 Month LIBOR USD + 0.390%), 10/25/2025 (b)	411,005	411,983
Federal Home Loan Mortgage Corp., Series K-F60, Class A, 0.570% (1 Month LIBOR USD + 0.490%), 2/25/2026 (b)	2,599,192	2,620,575
Federal Home Loan Mortgage Corp., Series K-F62, Class A, 0.560% (1 Month LIBOR USD + 0.480%), 4/25/2026 (b)	1,885,472	1,892,080
Federal Home Loan Mortgage Corp., Series K-F64, Class A, 0.520% (1 Month LIBOR USD + 0.440%), 6/25/2026 (b)	1,384,949	1,388,195
Federal Home Loan Mortgage Corp., Series K-F68, Class A, 0.570% (1 Month LIBOR USD + 0.490%), 7/27/2026 (b)	9,549,449	9,612,161
Federal Home Loan Mortgage Corp., Series K-F74, Class AL, 0.520% (1 Month LIBOR USD + 0.440%), 1/25/2027 (b)	3,797,788	3,816,769
Federal Home Loan Mortgage Corp., Series K-F74, Class AS, 0.580% (MSOFR1MC + 0.530%), 1/25/2027 (b)	474,723	476,336
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 0.450% (SOFR30A + 0.400%), 6/25/2027 (b)	3,786,621	3,798,363
Federal Home Loan Mortgage Corp., Series K-F86, Class AS, 0.370% (SOFR30A + 0.320%), 8/25/2027 (b)	5,989,145	6,006,071
Federal Home Loan Mortgage Corp., Series K-F86, Class AL, 0.370% (1 Month LIBOR USD + 0.290%), 8/25/2027 (b)	4,384,653	4,395,405
Federal Home Loan Mortgage Corp., Series K-F93, Class AS, 0.360% (SOFR30A + 0.310%), 10/25/2027 (b)	2,874,170	2,883,261
Federal Home Loan Mortgage Corp., Series K-F93, Class AL, 0.360% (1 Month LIBOR USD + 0.280%), 10/25/2027 (b)	3,361,602	3,376,397
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 0.230% (SOFR30A + 0.180%), 1/25/2028 (b)	5,499,333	5,502,765
Federal Home Loan Mortgage Corp., Series K-F43, Class A, 0.320% (1 Month LIBOR USD + 0.240%), 1/25/2028 (b)	3,467,416	3,482,183
Federal Home Loan Mortgage Corp., Series K-F48, Class A, 0.370% (1 Month LIBOR USD + 0.290%), 6/25/2028 (b)	2,613,205	2,631,090
Federal Home Loan Mortgage Corp., Series K-F59, Class A, 0.620% (1 Month LIBOR USD + 0.540%), 2/25/2029 (b)	378,015	380,316
Federal Home Loan Mortgage Corp., Series K-F61, Class A, 0.610% (1 Month LIBOR USD + 0.530%), 3/25/2029 (b)	3,362,767	3,379,311
Federal Home Loan Mortgage Corp., Series K-S12, Class A, 0.730% (1 Month LIBOR USD + 0.650%), 8/25/2029 (b)	3,200,000	3,201,632
Federal Home Loan Mortgage Corp., Series K-F84, Class AL, 0.380% (1 Month LIBOR USD + 0.300%), 7/25/2030 (b)	5,095,815	5,126,751
Federal Home Loan Mortgage Corp., Series K-F92, Class AS, 0.410% (SOFR30A + 0.360%), 10/25/2030 (b)	1,000,000	1,005,570
Federal Home Loan Mortgage Corp., Series K-F92, Class AL, 0.410% (1 Month LIBOR USD + 0.330%), 10/25/2030 (b)	1,000,000	1,005,651
Federal Home Loan Mortgage Corp., Series K-F91, Class AL, 0.410% (1 Month LIBOR USD + 0.330%), 10/25/2030 (b)	1,856,148	1,865,471
Federal Home Loan Mortgage Corp., Series K-F96, Class AS, 0.350% (SOFR30A + 0.300%), 11/25/2030 (b)	912,649	918,148
Federal Home Loan Mortgage Corp., Series K-F94, Class AL, 0.380% (1 Month LIBOR USD + 0.300%), 11/25/2030 (b)	1,930,231	1,937,491
Federal Home Loan Mortgage Corp., Series K-F99, Class AS, 0.250% (SOFR30A + 0.200%), 12/26/2030 (b)	1,933,741	1,936,158
Federal National Mortgage Association, Series 2013-M2, Class AFL, 0.439% (1 Month LIBOR USD + 0.350%), 1/25/2023 (b)	2,691,328	2,699,639
Federal National Mortgage Association, 2.460%, 2/1/2023	1,190,464	1,216,167
Federal National Mortgage Association, 2.500%, 9/1/2024	1,997,215	2,010,708
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $95,207,350)		$95,345,207

Commercial Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 0.03%
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.380% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(b)	503,948	501,345
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - (Cost ― $503,844)		$501,345

Corporate Obligations ― 0.74%
Consumer, Cyclical ― 0.02%
Ford Motor Credit Co. LLC, 3.219%, 1/9/2022	300,000	301,275

Consumer, Non-cyclical ― 0.10%
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.250%, 4/15/2024 (a)	1,500,000	1,597,500

Energy ― 0.25%
Occidental Petroleum Corp., 6.950%, 7/1/2024	1,000,000	1,126,250
Western Midstream Operating LP, 4.000%, 7/1/2022	2,800,000	2,831,500
		3,957,750
Financial ― 0.37%
goeasy Ltd., 5.375%, 12/1/2024 (a)	1,000,000	1,027,500
Green Bancorp, Inc., 8.500% (3 Month LIBOR USD + 6.685%), 12/15/2026 (b)	1,000,000	999,877
OneMain Finance Corp., 6.125%, 3/15/2024	1,275,000	1,357,875
Pacific Continental Corp., 4.847% (3 Month LIBOR USD + 4.715%), 6/30/2026 (b)	250,000	250,088
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	2,000,000	2,102,500
		5,737,840
TOTAL CORPORATE OBLIGATIONS - (Cost ― $11,612,437)		$11,594,365

Residential Mortgage-Backed Securities ― 21.83%
Bellemeade Re Ltd., Series 2018-3A, Class M1B, 1.939% (1 Month LIBOR USD + 1.850%), 10/25/2028 (a)(b)	1,505,100	1,514,794
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.189% (1 Month LIBOR USD + 1.100%), 7/25/2029 (a)(b)	15,173	15,311
Bellemeade Re Ltd., Series 2019-3A, Class M1C, 2.039% (1 Month LIBOR USD + 1.950%), 7/25/2029 (a)(b)	1,397,350	1,412,729
BRAVO Residential Funding Trust, Series 2019-NQM1, Class A1, 2.666%, 7/25/2059 (a)(c)	1,746,583	1,775,030
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A2, 0.000%, 4/26/2060 (a)(c)	5,000,000	4,999,935
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A2, 1.789%, 5/25/2060 (a)(c)	2,241,697	2,248,561
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/2060 (a)(c)	1,552,729	1,570,006
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(h)	7,654,796	7,736,810
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A1, 1.724%, 2/25/2055 (a)(c)	2,444,909	2,454,953
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(h)	2,976,489	3,024,399
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898%, 6/25/2036 (a)(c)	1,880,280	1,881,165
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 0.989% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(b)	2,300,777	2,303,749
CIM Trust, Series 2019-INV1, Class A2, 1.089% (1 Month LIBOR USD + 1.000%), 2/25/2049 (a)(b)	125,695	126,482
CIM Trust, Series 2019-INV2, Class A11, 1.036% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(b)	393,207	392,409
CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059 (a)(h)	4,295,979	4,314,091
Citigroup Mortgage Loan Trust, Series 2019-IMCI, Class A3, 3.030%, 7/25/2049 (a)(c)	664,705	682,481
COLT Funding LLC, Series 2021-3R, Class A3, 1.513%, 12/26/2064 (a)(c)	1,583,794	1,603,430
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853%, 3/25/2065 (a)(c)	1,270,930	1,282,713
COLT Mortgage Loan Trust, Series 2020-2, Class A3, 3.698%, 3/25/2065 (a)(c)	1,710,000	1,766,687
COLT Mortgage Loan Trust, Series 2020-3, Class A1, 1.506%, 4/27/2065 (a)(c)	2,114,440	2,125,786
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.380%, 4/27/2065 (a)(c)	696,300	703,414
COLT Mortgage Loan Trust, Series 2020-1R, Class A2, 1.512%, 9/25/2065 (a)(c)	1,993,574	2,009,353
COLT Mortgage Loan Trust, Series 2020-1R, Class A3, 1.769%, 9/25/2065 (a)(c)	3,205,667	3,215,089
COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A3, 1.421%, 5/25/2065 (a)(c)	1,496,099	1,507,907
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.229%, 4/25/2065 (a)(h)	10,000,000	10,251,240
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A3, 2.734%, 4/25/2065 (a)(h)	5,000,000	5,057,215
CSMC Trust, Series 2019-AFC1, Class A2, 2.776%, 8/25/2049 (a)(h)	1,459,955	1,479,392
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(h)	3,259,708	3,326,842
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(c)	949,404	961,507
CSMC Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(h)	3,460,043	3,506,560
CSMC Trust, Series 2020-NQM1, Class A3, 1.722%, 5/25/2065 (a)(h)	3,104,982	3,124,534
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A3, 3.047%, 10/25/2059 (a)(c)	3,648,155	3,656,444
Deephaven Residential Mortgage Trust, Series 2020-2, Class A1, 1.692%, 5/25/2065 (a)	3,233,848	3,255,020
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 0.789% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(b)	1,976,493	1,982,166
Flagstar Mortgage Trust, Series 2021-10IN, Class A6, 2.500%, 10/25/2051 (a)(c)	4,965,820	5,099,470
FWD Securitization Trust, Series 2019-INV1, Class A2, 3.010%, 6/25/2049 (a)(c)	1,072,111	1,115,207
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(c)	2,975,035	3,055,950
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(c)	113,937	114,434
GCAT Trust, Series 2019-NQM1, Class M1, 3.849%, 2/25/2059 (a)(c)	3,119,000	3,125,091
GCAT Trust, Series 2019-NQM2, Class A2, 3.060%, 9/25/2059 (a)(h)	3,684,193	3,680,940
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(c)	15,601,553	15,831,083
GCAT Trust, Series 2020-NQM1, Class A3, 2.554%, 1/25/2060 (a)(h)	511,259	517,389
GCAT Trust, Series 2020-NQM2, Class A1, 1.555%, 4/25/2065 (a)(h)	1,869,951	1,875,972
GS Mortage-Backed Securities Trust, Series 2020-PJ1, Class A1, 3.500%, 5/25/2050 (a)(c)	327,704	338,492
GS Mortgage Securities Trust, Series 2021-PJ4, Class A6, 2.500%, 9/25/2051 (a)(c)	3,588,202	3,718,960
GS Mortgage-Backed Securities Corp. Trust, Series 2014-EB1A, Class B2, 2.456%, 7/25/2044 (a)(c)	2,807,423	2,834,335
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A1, 3.500%, 7/25/2050 (a)(c)	373,842	374,056
GS Mortgage-Backed Securities Corp. Trust, Series 2021-NQM1, Class A3, 1.532%, 7/25/2061 (a)(c)	2,992,980	3,031,038
GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class A8, 2.500%, 2/25/2052 (a)(c)	9,845,568	10,080,601
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A8, 2.500%, 3/25/2052 (a)(c)	5,000,000	5,112,840
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A2, 1.791%, 9/25/2060 (a)(c)	869,683	871,835
Home RE Ltd., Series 2021-1, Class M1A, 1.139% (1 Month LIBOR USD + 1.050%), 7/25/2033 (a)(b)	2,000,000	2,008,648
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(c)	2,223,675	2,224,603
JP Morgan Mortgage Trust, Series 2018-1, Class B1, 3.702%, 6/25/2048 (a)(c)	917,447	950,482
JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.500%, 4/25/2049 (a)(c)	763,069	769,329
JP Morgan Mortgage Trust, Series 2019-1, Class A11, 1.039% (1 Month LIBOR USD + 0.950%), 5/25/2049 (a)(b)	225,254	226,290
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 1.039% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	808,905	809,066
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, 1.039% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	2,117,567	2,127,838
JP Morgan Mortgage Trust, Series 2019-5, Class A11, 0.989% (1 Month LIBOR USD + 0.900%), 11/25/2049 (a)(b)	831,018	844,032
JP Morgan Mortgage Trust, Series 2019-6, Class A3, 3.500%, 12/25/2049 (a)(c)	4,020,114	4,038,876
JP Morgan Mortgage Trust, Series 2019-7, Class A11, 0.989% (1 Month LIBOR USD + 0.900%), 2/25/2050 (a)(b)	2,384,050	2,388,108
JP Morgan Mortgage Trust, Series 2019-LTV3, Class A3, 3.500%, 3/25/2050 (a)(c)	1,464,167	1,514,793
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 1.086% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(b)	1,089,246	1,077,999
JP Morgan Mortgage Trust, Series 2020-7, Class A11, 0.886% (1 Month LIBOR USD + 0.800%), 1/25/2051 (a)(b)	1,325,586	1,335,627
JP Morgan Mortgage Trust, Series 2021-1, Class A11, 0.700% (SOFR30A + 0.650%), 6/25/2051 (a)(b)	1,342,937	1,346,445
JP Morgan Mortgage Trust, Series 2021-6, Class A6, 2.500%, 10/25/2051 (a)(c)	3,568,276	3,698,126
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)	500,000	506,586
LSTAR Securities Investment Ltd., Series 2019-4, Class A1, 2.582% (1 Month LIBOR USD + 2.500%), 5/1/2024 (a)(b)	2,150,106	2,137,575
Mello Mortgage Capital Accepatance, Series 2021-MTG2, Class A10, 2.500%, 6/25/2051 (a)(c)	4,502,214	4,565,772
MFA Trust, Series 2020-NQM3, Class A2, 1.324%, 1/26/2065 (a)(c)	1,367,212	1,378,031
MFA Trust, Series 2020-NQM1, Class A3, 2.300%, 3/25/2065 (a)(c)	1,733,328	1,748,099
Mill City Mortgage Loan Trust, Series 2019-GS2, Class A1, 2.750%, 8/25/2059 (a)(c)	527,982	551,280
Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (a)(c)	1,503,401	1,514,738
Mortgage Insurance-Linked Notes, Series 2020-1, Class M1A, 1.039% (1 Month LIBOR USD + 0.950%), 1/25/2030 (a)(b)	3,055,118	3,045,357
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A6, 2.500%, 6/26/2051 (a)(c)	2,941,288	3,007,335
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(c)	922,328	932,406
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(c)	693,631	704,114
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A1, 1.650%, 5/25/2060 (a)(c)	1,068,710	1,085,789
NLT Trust, Series 2021-INV2, Class A3, 1.520%, 8/25/2056 (a)(c)	2,467,663	2,477,023
NMLT Trust, Series 2021-INV1, Class A3, 1.797%, 5/25/2056 (a)(c)	1,887,972	1,893,530
OBX Trust, Series 2018-EXP1, Class 2A2, 1.089% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(b)	541,339	542,900
OBX Trust, Series 2019-EXP1, Class 2A1A, 1.039% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(b)	153,572	153,484
OBX Trust, Series 2019-EXP2, Class 2A1A, 0.989% (1 Month LIBOR USD + 0.900%), 6/25/2059 (a)(b)	41,356	41,316
OBX Trust, Series 2020-EXP1, Class 2A1, 0.839% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(b)	1,056,379	1,045,908
OBX Trust, Series 2021-NQM3, Class A2, 1.260%, 7/25/2061 (a)(c)	3,808,463	3,820,113
Pepper Residential Securities Trust, Series 21A, Class A1U, 0.966% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	63,647	63,324
Pepper Residential Securities Trust, Series 23A, Class A1U, 1.036% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(b)	82,602	82,987
PNMAC Issuer Trust, Series 2018-FT1, Class A, 2.439% (1 Month LIBOR USD + 2.350%), 4/25/2023 (a)(b)(g)	5,000,000	4,997,700
Pretium Mortgage Credit Partners LLC, Series 2021-NPL3, Class A1, 1.868%, 7/25/2051 (a)(h)	4,890,973	4,906,042
PRPM LLC, Series 2020-5, Class A1, 3.104%, 10/25/2025 (a)(h)	3,249,548	3,269,078
PRPM LLC, Series 2021-6, Class A1, 1.793%, 7/25/2026 (a)(h)	2,832,777	2,856,102
PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026 (a)(c)	3,000,000	3,020,232
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(c)	1,203,448	1,215,588
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.376%, 1/25/2060 (a)(c)	11,569,085	11,731,503
Residential Mortgage Loan Trust, Series 2020-1, Class A3, 2.684%, 1/25/2060 (a)(c)	1,496,046	1,513,995
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 0.925% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	130,982	131,465
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(c)	3,479,992	3,491,437
SG Residential Mortgage Trust, Series 2019-3, Class A2, 2.877%, 9/25/2059 (a)(c)	502,789	504,878
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.737%, 12/25/2061 (a)(c)	15,000,000	15,090,360
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.942%, 12/25/2061 (a)(c)	5,000,000	5,025,135
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/2050 (a)(c)	697,296	703,749
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A2, 2.624%, 1/28/2050 (a)(c)	380,615	387,091
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class A3, 4.376%, 10/26/2048 (a)(c)	1,798,045	1,854,349
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3, 2.916%, 9/25/2049 (a)(c)	8,364,129	8,531,579
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.275%, 2/25/2050 (a)(c)	5,380,271	5,502,489
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.593%, 11/25/2055 (a)(c)	3,176,120	3,193,658
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718%, 4/25/2060 (a)(c)	1,709,219	1,740,308
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 5/25/2065 (a)(c)	1,051,646	1,058,543
Towd Point HE Trust, Series 2019-HE1, Class A1, 0.989% (1 Month LIBOR USD + 0.900%), 4/27/2048 (a)(b)	1,168,056	1,175,111
Towd Point HE Trust, Series 2019-HE1, Class A2, 1.089% (1 Month LIBOR USD + 1.000%), 4/27/2048 (a)(b)	2,217,280	2,223,373
Towd Point HE Trust, Series 2019-HE1, Class M1, 1.189% (1 Month LIBOR USD + 1.100%), 4/27/2048 (a)(b)	2,689,007	2,695,307
Towd Point HE Trust, Series 2019-HE1, Class M2, 1.839% (1 Month LIBOR USD + 1.750%), 4/27/2048 (a)(b)	2,400,000	2,420,923
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.750%, 4/25/2057 (a)(c)	2,092,914	2,123,466
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.750%, 10/25/2057 (a)(c)	220,674	224,813
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, 1.089% (1 Month LIBOR USD + 1.000%), 5/28/2058 (a)(b)	6,203,924	6,297,176
Towd Point Mortgage Trust, Series 2018-SJ1, Class B2, 5.500%, 10/25/2058 (a)(c)	975,631	986,863
Towd Point Mortgage Trust, Series 2019-SJ1, Class M2, 4.750%, 11/25/2058 (a)(c)	2,900,000	2,965,969
Towd Point Mortgage Trust, Series 2019-SJ2, Class B2, 5.250%, 11/25/2058 (a)(c)	2,000,000	2,035,824
Towd Point Mortgage Trust, Series 2019-SJ3, Class M2, 3.500%, 11/25/2059 (a)(c)	4,000,000	4,003,928
Traingle Re Ltd., Series 2021-1, Class M1B, 3.089% (1 Month LIBOR USD + 3.000%), 8/25/2033 (a)(b)	1,881,083	1,899,822
Verus Securitization Trust, Series 2019-INV2, Class A1, 2.913%, 7/25/2059 (a)(c)	6,628,961	6,702,834
Verus Securitization Trust, Series 2019-3, Class A3, 3.040%, 7/25/2059 (a)(h)	551,070	557,242
Verus Securitization Trust, Series 2019-4, Class A1, 2.642%, 10/25/2059 (a)(h)	3,339,731	3,386,097
Verus Securitization Trust, Series 2019-INV3, Class A2, 2.947%, 11/25/2059 (a)(c)	2,699,827	2,759,455
Verus Securitization Trust, Series 2020-INV1, Class A1, 1.977%, 3/25/2060 (a)(c)	6,974,783	7,020,140
Verus Securitization Trust, Series 2020-2, Class A1, 2.226%, 4/25/2060 (a)(c)	808,795	818,530
Verus Securitization Trust, Series 2020-5, Class A2, 1.578%, 5/25/2065 (a)(h)	1,774,878	1,789,099
Visio Trust, Series 2021-1R, Class A3, 1.688%, 5/25/2056 (a)	2,831,962	2,852,389
Wells Fargo Mortgage Backed Securities Trust, Series 2020-2, Class A3, 3.000%, 2/25/2050 (a)(c)	1,104,274	1,130,164
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.316%, 6/20/2045 (a)(c)(i)	9,352,754	23,522
ZH Trust, Series 2021-1, Class A, 2.253%, 2/19/2027 (a)(g)	1,750,000	1,750,719
ZH Trust, Series 2021-2, Class A, 2.349%, 10/19/2027 (a)(g)	2,000,000	2,007,168
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $343,829,847)		$345,279,041

Residential Mortgage-Backed Securities - U.S. Government Agency ― 0.49%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.000%, 9/25/2035	5,059,054	5,121,341
Federal Home Loan Mortgage Corp., Series 4360, Class DN, 3.000%, 5/15/2040	484,227	486,156
Federal Home Loan Mortgage Corp., Series 4726, Class CP, 3.500%, 6/15/2044	370,846	371,931
Federal Home Loan Mortgage Corp., Series 4741, Class JW, 3.500%, 9/15/2044	51,883	52,037
Federal National Mortgage Association, Series 2017-80, Class GP, 3.500%, 12/25/2045	16,927	16,948
Federal National Mortgage Association, Series 2017-61, Class K, 3.500%, 8/25/2046	1,706,031	1,733,602
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - (Cost ― $7,806,946)		$7,782,015

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 0.90%
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 2.089% (1 Month LIBOR USD + 2.000%), 1/25/2040 (a)(b)	1,262,739	1,268,269
Federal Home Loan Mortgage Corp., Series 2018-HRP1, Class M2, 1.739% (1 Month LIBOR USD + 1.650%), 5/25/2043 (a)(b)	1,053,134	1,055,933
Federal Home Loan Mortgage Corp., Series 2019-HQA2, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 4/26/2049 (a)(b)	190,439	191,541
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(b)	3,300,065	3,324,971
Federal Home Loan Mortgage Corp., Series 2019-HQA3, Class M2, 1.939% (1 Month LIBOR USD + 1.850%), 9/27/2049 (a)(b)	709,226	712,998
Federal Home Loan Mortgage Corp., Series 2019-HQA4, Class M2, 2.139% (1 Month LIBOR USD + 2.050%), 11/26/2049 (a)(b)	1,074,786	1,077,475
Federal Home Loan Mortgage Corp., Series 2020-DNA1, Class M2, 1.789% (1 Month LIBOR USD + 1.700%), 1/25/2050 (a)(b)	987,983	991,072
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.089% (1 Month LIBOR USD + 3.000%), 7/25/2024 (b)	2,025,341	2,059,638
Federal National Mortgage Association, Series 2015-C02, Class 2M2, 4.089% (1 Month LIBOR USD + 4.000%), 5/27/2025 (b)	96,925	97,429
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.539% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(b)	1,786,500	1,793,766
Federal National Mortgage Association, Series 2019-R03, Class 1M2, 2.239% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(b)	679,875	682,214
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.189% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(b)	667,718	669,806
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.089% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(b)	335,970	337,021
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - (Cost ― $14,138,985)		$14,262,133

U.S. Treasury Notes ― 2.64%
1.875%, 1/31/2022	11,665,000	11,717,164
0.125%, 9/15/2023	5,000,000	4,968,848
0.125%, 10/15/2023	5,000,000	4,965,137
0.125%, 12/15/2023	5,000,000	4,955,957
0.125%, 2/15/2024	5,000,000	4,948,535
0.375%, 9/15/2024	5,000,000	4,949,805
2.250%, 12/31/2024	5,000,000	5,225,390
TOTAL U.S. TREASURY NOTES - (Cost ― $41,740,138)		$41,730,836

Short-Term Investments ― 16.87%
U.S. Treasury Bills ― 4.75%
0.031%, 11/2/2021 (j)	15,000,000	14,999,974
0.032%, 11/4/2021 (j)	15,000,000	14,999,947
0.048%, 11/23/2021 (j)	15,000,000	14,999,542
0.006%, 11/26/2021 (j)	15,000,000	14,999,459
0.027%, 11/30/2021 (j)	15,000,000	14,999,668
		74,998,590

Money Market Funds ― 12.12%	Shares
First American Government Obligations Fund, Class U, 0.026% (k)	191,738,255	191,738,255
TOTAL SHORT-TERM INVESTMENTS (Cost ― $266,736,891)		$266,736,845
TOTAL INVESTMENTS ― 102.97% (Cost ― $1,625,650,758)		$1,628,355,278
Liabilities in Excess of Other Assets ― (2.97%)		(46,978,928)
NET ASSETS ― 100.00%		$1,581,376,350

LIBOR:	London Inter-Bank Offered Rate
MSOFR1MC:	1 Month Secured Overnight Financing Rate Index
SOFR30A:	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2021, the value of these securities amounted to $1,154,433,328 or 73.00% of net assets.

(b)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2021.

(c)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2021.
(d)	Security issued on a when-issued basis. On October 31, 2021, the total value of investments purchased on a when-issued basis was $20,657,893 or 1.31% of net assets.
(e)	Principal only security.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2021, the value of securities pledged amounted to $2,373,384 or 0.15% of net assets.

(g)	Illiquid security. At October 31, 2021, the value of these securities amounted to $13,718,795 or 0.87% of net assets.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of October 31, 2021.
(i)	Interest only security.
(j)	Rate disclosed is the effective yield as of October 31, 2021.
(k)	Rate disclosed is the seven day yield as of October 31, 2021.

Schedule of Open Futures Contracts
Short Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
3 Year ERIS Aged Standard Swap Future	December 2021	(58)	$(6,067,496)	$(240,081)
2 Year ERIS Aged Standard Swap Future	March 2022	(45)	(4,630,554)	(44,512)
3 Year ERIS Aged Standard Swap Future	June 2022	(42)	(4,476,204)	(210,556)
3 Year ERIS Aged Standard Swap Future	September 2022	(40)	(4,284,984)	(77,844)
2 Year ERIS Aged Standard Swap Future	September 2022	(100)	(10,054,330)	3,144
2 Year ERIS Aged Standard Swap Future	March 2023	(155)	(15,466,644)	27,544
3 Year ERIS Aged Standard Swap Future	March 2023	(50)	(5,204,585)	(114,660)
2 Year ERIS Aged Standard Swap Future	June 2023	(391)	(38,931,322)	105,215
2 Year ERIS Aged Standard Swap Future	September 2023	(501)	(49,741,585)	331,612
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(763,764)	(16,538)
2 Year ERIS Aged Standard Swap Future	December 2023	(125)	(12,432,875)	67,938
3 Year ERIS Aged Standard Swap Future	September 2024	(34)	(3,333,629)	29,532
Total				$(139,206)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ -	$ 611,013,034	$ -	$ 611,013,034
Collateralized Loan Obligations	-	201,649,652	-	201,649,652
Commercial Mortgage-Backed Securities	-	32,460,805	-	32,460,805
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	95,345,207	-	95,345,207
Commercial Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	501,345	-	501,345
Corporate Obligations	-	11,594,365	-	11,594,365
Residential Mortgage-Backed Securities		345,279,041	-	345,279,041
Residential Mortgage-Backed Securities - U.S. Government Agency	-	7,782,015	-	7,782,015
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	14,262,133	-	14,262,133
U.S. Treasury Notes	-	41,730,836	-	41,730,836
Short-Term Investments	191,738,255	74,998,590	-	266,736,845
Total	$ 191,738,255	$ 1,436,617,023	$ -	$ 1,628,355,278
Other Financial Instruments
Assets
Futures Contracts*	$ 564,985	$ -	$ -	$ 564,985
Liabilities
Futures Contracts*	704,191	-	-	$ 704,191
Total	$ 139,206	$ -	$ -	$ 139,206

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2021, the Fund did not recognize any transfers to or from Level 3.

The average monthly notional value of short futures contracts during the period ended October 31, 2021, was ($108,269,863).